BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Subsidiaries (Details)	Dec. 31, 2021	Dec. 31, 2020
Abisa Corp S.A
List of subsidiaries
Indirect holding control percentage		99.99%
Holding control percentage		99.99%
Aconcagua Investing Ltda.
List of subsidiaries
Direct holding control percentage		0.70%
Indirect holding control percentage		99.28%
Holding control percentage		99.98%
Andina Bottling Investments S.A
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.09%	0.09%
Holding control percentage	99.99%	99.99%
Andina Bottling Investments Dos S.A.
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.09%	0.09%
Holding control percentage	99.99%	99.99%
Andina Empaques Argentina S.A.
List of subsidiaries
Indirect holding control percentage	99.98%	99.98%
Holding control percentage	99.98%	99.98%
Andina Inversiones Societarias S.A.
List of subsidiaries
Direct holding control percentage	99.98%	99.98%
Indirect holding control percentage	0.01%	0.01%
Holding control percentage	99.99%	99.99%
Embotelladora Andina Chile S.A.
List of subsidiaries
Direct holding control percentage	99.99%	99.99%
Holding control percentage	99.99%	99.99%
Embotelladora del Altantico S.A.
List of subsidiaries
Direct holding control percentage	0.92%	0.92%
Indirect holding control percentage	99.07%	99.07%
Holding control percentage	99.99%	99.99%
Envases Central S.A.
List of subsidiaries
Direct holding control percentage	59.27%	59.27%
Holding control percentage	59.27%	59.27%
Paraguay Refrescos S.A.
List of subsidiaries
Direct holding control percentage	0.08%	0.08%
Indirect holding control percentage	97.75%	97.75%
Holding control percentage	97.83%	97.83%
Red de Transportes Comerciales Ltda.
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.09%	0.09%
Holding control percentage	99.99%	99.99%
Re-Ciclar S.A.
List of subsidiaries
Direct holding control percentage	60.00%
Holding control percentage	60.00%
Rio De Janeiro Refrescos Ltda
List of subsidiaries
Indirect holding control percentage	99.99%	99.99%
Holding control percentage	99.99%	99.99%
Servicios Multivending Ltda
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.09%	0.09%
Holding control percentage	99.99%	99.99%
Transportes Andina Refrescos Ltda.
List of subsidiaries
Direct holding control percentage	99.90%	99.90%
Indirect holding control percentage	0.09%	0.09%
Holding control percentage	99.99%	99.99%
Transportes Polar S.A
List of subsidiaries
Direct holding control percentage	99.99%	99.99%
Holding control percentage	99.99%	99.99%
Vital Aguas S.a
List of subsidiaries
Direct holding control percentage	66.50%	66.50%
Holding control percentage	66.50%	66.50%
Vital Jugos S.A
List of subsidiaries
Direct holding control percentage	15.00%	15.00%
Indirect holding control percentage	50.00%	50.00%
Holding control percentage	65.00%	65.00%